Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Disclosure of Tax on Profit

	Group
	2018 £m	2017 £m	2016 £m
Current tax:
UK corporation tax on profit for the year	450	556	611
Adjustments in respect of prior years	(20)	(27)	(13)

Total current tax	430	529	598

Deferred tax:
Charge/(credit) for the year	16	23	(11)
Adjustments in respect of prior years	(5)	9	11

Total deferred tax	11	32	–

Tax on profit	441	561	598

Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate

The Santander UK group’s effective tax rate for 2018, based on profit before tax, was 28.5% (2017: 30.9%, 2016: 31.2%). The tax on profit before tax differs from the theoretical amount that would arise using the basic corporation tax rate of the Company as follows:

	Group
	2018 £m	2017 £m	2016 £m
Profit before tax	1,545	1,817	1,917

Tax calculated at a tax rate of 19% (2017: 19.25%, 2016: 20.00%)	294	350	384
Bank surcharge on profits	109	132	134
Non-deductible preference dividends paid	8	9	8
Non-deductible UK Bank Levy	20	25	30
Non-deductible conduct remediation, fines and penalties	6	35	39
Other non-deductible costs and non-taxable income	30	30	7
Effect of change in tax rate on deferred tax provision	(1)	(2)	(2)
Adjustment to prior year provisions	(25)	(18)	(2)

Tax charge	441	561	598

Disclosure of Movements in Current Tax Assets and Liabilities

Movements in current tax assets and liabilities during the year were as follows:

	Group
	2018 £m	2017 £m
Assets	—	—
Liabilities	(3)	(54)

At 1 January	(3)	(54)
Income statement charge	(430)	(529)
Other comprehensive income credit/(charge)	76	44
Corporate income tax paid	391	484
Other movements	119	52

	153	(3)

Assets	153	—
Liabilities	—	(3)

At 31 December	153	(3)

Disclosure of Deferred Tax Assets and Liabilities Including Movement in Deferred Tax Account

The table below shows the deferred tax assets and liabilities including the movement in the deferred tax account during the year. Deferred tax balances are presented in the balance sheet after offsetting assets and liabilities where the Santander UK group and Company has the legal right to offset and intends to settle on a net basis.

	Group
	Fair value of financial instruments £m	Pension remeasurement £m	Cash flow hedges £m	Available- for-sale £m	Fair value reserve £m	Tax losses carried forward £m	Accelerated tax depreciation £m	Other temporary differences £m	Total £m
At 31 December 2017	(41)	(41)	3	(26)		25	(4)	(4)	(88)
Adoption of IFRS 9 (see Note 1)	—	—	—	26	(26)	—	—	68	68

At 1 January 2018	(41)	(41)	3		(26)	25	(4)	64	(20)
Income statement (charge)/credit	(10)	(24)	—		—	(5)	—	28	(11)
Transfers/reclassifications	—	—	—		—	—	(2)	(18)	(20)
Credited/(charged) to other comprehensive income	—	(118)	(46)		13	—	—	(21)	(172)

At 31 December 2018	(51)	(183)	(43)		(13)	20	(6)	53	(223)

At 1 January 2017	(31)	(35)	(50)	(27)		5	(5)	15	(128)
Income statement (charge)/credit	(10)	(32)	—	—		20	1	(11)	(32)
Transfers/reclassifications	—	—	—	7		—	—	(7)	—
Credited/(charged) to other comprehensive income	—	26	53	(6)		—	—	(1)	72

At 31 December 2017	(41)	(41)	3	(26)		25	(4)	(4)	(88)